Leases (Minimum Future Rental Payments Under Non-Cancelable Operating Leases) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012
Leases [Abstract]
2013	$ 787.9
2014	728.5
2015	640.4
2016	531.5
2017	403.4
Thereafter	968.5
Total minimum lease payments	$ 4,060.2